Interests in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet:
Current assets	$ 13,533	$ 9,616
Non-current assets	9,532	14,121
Total assets	23,065	23,737
Total liabilities	(7,520)	(6,630)
Total shareholders' equity	14,589	15,969
Operating results:
Operating income	(1,059)	(574)	$ (670)
Net income	88	473	$ 231
Blue Sky
Balance Sheet:
Current assets	46,925	56,911
Non-current assets	19,450	26,544
Total assets	66,375	83,455
Total liabilities	(40,330)	(36,948)
Total shareholders' equity	26,045	46,507
Operating results:
Net sales	50,165	62,234
Operating income	(5,194)	4,439
Net income	$ (4,048)	3,863
Jia Huan
Balance Sheet:
Current assets		21,374
Non-current assets		4,570
Total assets		25,944
Total liabilities		(10,215)
Total shareholders' equity		15,729
Operating results:
Net sales		16,301
Operating income		32
Net income		$ 597